Derivatives (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Derivatives
Schedule of fair value of derivative assets and liabilities

(Thousands)	Balance Sheet Location	September 30, 2022	December 31, 2021
Derivative assets designated as cash flow hedging instruments:
Coffee futures contracts(1)	Derivative assets	$—	$172
Coffee options	Derivative assets	303	—
Total		$303	$172

Derivative assets not designated as cash flow hedging instruments:
Forward purchase and sales contracts	Derivative assets	$13,393	$13,593
Total		13,393	13,593
Total derivative assets		$13,696	$13,765

Derivative liabilities designated as cash flow hedging instruments:
Coffee futures contracts(1)	Derivative liabilities	$703	$—
Coffee options	Derivative liabilities	—	—
Total		$703	$—

Derivative liabilities not designated as cash flow hedging instruments:
Forward purchase and sales contracts	Derivative liabilities	$4,654	$14,021
Total		4,654	14,021
Total derivative liabilities		$5,357	$14,021

(1)The fair value of coffee futures excludes amounts related to margin accounts.

(Thousands)	Balance Sheet Location	December 31, 2021	December 31, 2020
Derivative assets designated as cash flow hedging instruments:
Coffee futures contracts(1)	Derivative assets	$172	$2,091
Coffee options	Derivative assets	—	646
Total		$172	$2,737

Derivative assets not designated as cash flow hedging instruments:
Forward sales contracts	Derivative assets	$13,593	$9,526
Total		13,593	9,526
Total derivative assets		$13,765	$12,263

Derivative liabilities not designated as cash flow hedging instruments:
Forward purchase contracts	Derivative liabilities	$14,021	$3,397
Total derivative liabilities		$14,021	$3,397
(1)	The fair value of coffee futures excludes amounts related to margin accounts (see Note 3).

Schedule of pre-tax net gains and losses for derivative instruments

		Three Months Ended September 30,		Nine Months Ended September 30,
(Thousands)	Statement of Operations Location	2022	2021	2022	2021
Derivative assets designated as cash flow hedging instruments:
Net realized gains (losses) on coffee derivatives	Costs of sales	$4,267	$1,680	$11,098	$3,580

Derivative assets and liabilities not designated as cash flow hedging instruments:
Net unrealized gains (losses) on forward sales and purchase contracts	Costs of sales	$29	$(3,329)	$7,266	$(3,910)

(Thousands)	Statement of Operations Location	Year Ended December 31, 2021	Year Ended December 31, 2020
Derivative assets designated as cash flow hedging instruments:
Net unrealized gains on coffee derivatives	Product costs of sales	$7,197	$1,746

Derivative assets and liabilities not designated as cash flow hedging instruments:
Net unrealized gains (losses) on forward sales and purchase contracts	Forward contract and other costs of sales	$(4,799)	$2,176